OIL AND GAS RESERVES (Details)	Dec. 31, 2022 Number
Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	7,722	[1]
Proved undeveloped reserves	3,214	[1]
Proved reserves	10,936	[1]
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	17,372	[2]
Proved reserves	28,613	[2]
Natural Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Proved undeveloped reserves	11,241	[2]
Argentina [Member] | Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	7,722	[1]
Proved undeveloped reserves	3,214	[1]
Proved reserves	10,936	[1]
Argentina [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	17,372	[2]
Proved reserves	28,613	[2]
Argentina [Member] | Natural Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Proved undeveloped reserves	11,241	[2]

[1]	In thousands of barrels.
[2]	In millions of cubic meters.